UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name:    Capital International Limited
Address: 25 Bedford Street
         London, England EC48AN

Form 13F File Number: 28-04459

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ida Levine
Title: Senior Vice President
Phone: 213/486-9200

Signature, Place, and Date of Signing:

Ida Levine*           Los Angeles, California      3/13/13
--------------------  ---------------------------  ----------

*By:  /s/ Liliane Corzo
      -------------------------
       Liliane Corzo
       Attorney-in-fact

*Signed pursuant to a Power of Attorney dated January 14, 2013, included as an Exhibit to Schedule 13G filed with the Securities and Exchange Commission by Capital Group
International, Inc. on February 11, 2013 with respect to Allegheny Technologies Incorporated.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       Form 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:        2

     Form 13F Information Table Entry Total:   2

     Form 13F Information Table Value Total:   $28750
                                                ----------
                                                (thousands)


     List of Other Included Managers:


     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.   Form 13F File Number      Name

     1     28-00218                  The Capital Group Companies, Inc.
     2     28-05044                  Capital Group International, Inc.


                                                FORM 13F INFORMATION TABLE
CAPITAL INTERNATIONAL LIMITED                                                                                       DEC 31, 2012
              COLUMN 1 & COLUMN 2        COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7*       COLUMN 8
--------------------------------------   --------- --------- --------------------- ---------- --------- -------------------------
      NAME OF ISSUER/TITLE OF CLASS       CUSIP    VALUE     SHRS OR      SH/ PUT/ INVESTMENT OTHER
   (COMMON UNLESS OTHERWISE INDICATED)             (x$1000)  PRN AMT      PRN CALL DISCRETION MGRS      SOLE     SHARED     NONE
--------------------------------------   --------- --------- --------------------- ---------- --------- -------------------------
EATON CORP PLC                           B8KQN82   $   26312       485457 SH       DEFINED    1,2    485457
MONDELEZ INTERNATIONAL INC               609207105      2438        95700 SH       DEFINED    1,2     95700

                                                -----------------
                                         GRAND  $      28750


*  INVESTMENT DISCRETION IS DISCLAIMED BY THE CAPITAL GROUP COMPANIES, INC AND CAPITAL GROUP INTERNATIONAL, INC FOR ALL PURPOSES
   OTHER THAN FORM 13F